Fair value measurement of financial instruments - Additional information (Details)	Jul. 19, 2024 GBP (£)	Jan. 19, 2024 GBP (£)	Sep. 30, 2024 GBP (£) £ / shares shares	Sep. 30, 2024 $ / shares	Dec. 31, 2023 GBP (£) £ / shares
Disclosure of financial assets and liabilities [Line Items]
Short term bank deposits			£ 126,287,000		£ 103,586,000
Short-Term Deposit, Six Month A
Disclosure of financial assets and liabilities [Line Items]
Short term bank deposits		£ 150,000,000
Short-term bank deposits, term		6 months
Short-term bank deposits, interest rate		5.10%
Short-Term Deposit, Six Month B
Disclosure of financial assets and liabilities [Line Items]
Short term bank deposits	£ 125,000,000
Short-term bank deposits, term	6 months
Short-term bank deposits, interest rate	5.10%
Short-Term Deposit, Three Month
Disclosure of financial assets and liabilities [Line Items]
Short-term bank deposits, term	3 months
Short-term bank deposits, interest rate	5.10%
Short-term deposits, classified as cash equivalents	£ 28,837,000
Ordinary shares
Disclosure of financial assets and liabilities [Line Items]
Par value per share (USD per share) | £ / shares			£ 0.0005		£ 0.0005
Ordinary shares | Apeiron
Disclosure of financial assets and liabilities [Line Items]
Number of shares held (in shares) | shares			9,173,021
Par value per share (USD per share) | $ / shares				$ 0.00001
Series Pre-A Preferred shares | Apeiron
Disclosure of financial assets and liabilities [Line Items]
Number of shares held (in shares) | shares			1,549,942
Par value per share (USD per share) | $ / shares				$ 0.00001